Fair Value Measurements (Tables)	8 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020
Fair Value Measurements (Tables) [Line Items]
Schedule of assets that are measured at fair value on a recurring basis
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets: Investments in Trust Account
U.S. Treasury securities	$552,015,433	$—	$—
Derivative Warrant Liabilities:
Public Warrants	$23,625,600	$—	$—
Private Placement Warrants	$—	$—	$29,296,532

Schedule of provides quantitative information regarding Level 3 fair value measurements
	As of June 30, 2021	As of September 30, 2021
Exercise price	$11.50	$11.50
Unit price	$10.00	$9.92
Volatility	23.7% – 41.0%	29.8% – 42.0%
Term (years)	5.98	5.25
Risk-free rate	1.09%	1.02%
Dividend yield	0.0%	0.0%

Schedule of derivative warrant liabilities
Derivative warrant liabilities at January 25, 2021 (inception)	$—
Derivative warrant liabilities at March 31, 2021	—
Issuance of Public and Private Warrants	46,248,532
Transfer of Public Warrants to Level 1	(17,995,200)
Change in fair value of warrant liabilites	4,868,267
Derivative warrant liabilities at June 30, 2021	33,121,599
Change in fair value of warrant liabilites	(3,825,067)
Derivative warrant liabilities at September 30, 2021	$29,296,532

EQRx, INC. [Member]
Fair Value Measurements (Tables) [Line Items]
Schedule of assets that are measured at fair value on a recurring basis
	September 30, 2021
	Amortized Costs	Gross Unrealized Gain	Gross Unrealized Loss	Aggregate Fair Value	Fair Value Level
Financial assets
Cash equivalents:
Money market funds	$238,238	$—	$—	$238,238	Level 1
Commercial paper (due within 90 days)	216,233	—	—	216,233	Level 2
Total financial assets	$454,471	$—	$—	$454,471
	December 31, 2020
	Amortized Costs	Gross Unrealized Gain	Gross Unrealized Loss	Aggregate Fair Value	Fair Value Level
Financial assets
Cash equivalents:
Money market funds	$361,087	$—	$—	$361,087	Level 1
Commercial bonds (due within 90 days)	32,059	—	—	32,059	Level 2
Commercial paper (due within 90 days)	94,536	—	—	94,536	Level 2
Total financial assets	$487,682	$—	$—	$487,682

Schedule of provides quantitative information regarding Level 3 fair value measurements
	Nine Months Ended September 30,
	2021	2020
Risk-free interest rate	0.91%	0.38%
Volatility	64%	67%
Dividend yield	0.00%	0.00%
Expected term (years)	6.0	6.0

Year Ended December 31, 2020
Risk-free interest rate	0.42%
Volatility	66%
Dividend yield	0.00%
Expected term (years)	6.02